UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 3/31/2009

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND – MICRO-CAP PORTFOLIO
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.5%

Consumer Products – 7.8%
Apparel, Shoes and Accessories - 2.8%
Fuqi International [a]	279,400	$1,313,180
LaCrosse Footwear	277,231	2,237,254
True Religion Apparel [a]	171,000	2,019,510
Van De Velde	38,002	1,163,232
Volcom [a]	160,100	1,552,970

		8,286,146

Food/Beverage/Tobacco - 2.5%
Anglo-Eastern Plantations	187,700	755,884
Asian Citrus Holdings	654,000	1,376,954
HQ Sustainable Maritime Industries [a]	167,000	1,277,550
Sipef	80,700	2,663,414
Societe Internationale de Plantations d’Heveas	52,500	1,255,613

		7,329,415

Health, Beauty and Nutrition - 0.3%
Nutraceutical International [a]	146,500	981,550

Home Furnishing and Appliances - 1.1%
AS Creation Tapeten	90,810	1,767,278
Ekornes	72,500	703,089
Lumber Liquidators [a,b]	68,800	877,200

		3,347,567

Sports and Recreation - 1.1%
Arctic Cat [a]	556,360	2,130,859
Piscines Desjoyaux	135,500	521,869
RC2 Corporation [a]	147,000	774,690

		3,427,418

Total		23,372,096

Consumer Services – 6.2%
Direct Marketing - 0.4%
Manutan International	32,666	1,125,699

Leisure and Entertainment - 0.4%
Multimedia Games [a]	500,538	1,076,157

Online Commerce - 0.6%
CryptoLogic	409,600	1,875,968

Restaurants and Lodgings - 0.7%
Benihana [a,b]	61,314	154,818
Benihana Cl. A [a]	127,930	331,339
City Lodge Hotels	222,000	1,512,476

		1,998,633

Retail Stores - 4.1%
A.C. Moore Arts & Crafts [a]	127,300	240,597
Buckle (The)	119,025	3,800,468
Cache [a]	438,250	1,262,160
Cato Corporation (The) Cl. A	116,400	2,127,792
Jos. A. Bank Clothiers [a,b]	90,300	2,511,243
Lewis Group	329,000	1,485,021
Stein Mart [a,b]	333,551	963,963

		12,391,244

Total		18,467,701

Financial Intermediaries – 4.8%
Banking - 1.0%
Bancorp (The) [a]	127,528	538,168
BB Holdings [a]	743,750	1,510,364
Canadian Western Bank	128,600	1,060,787

		3,109,319

Insurance - 2.8%
American Physicians Service Group	40,000	766,800
American Safety Insurance Holdings [a]	143,200	1,648,232
Argo Group International Holdings [a]	70,027	2,109,913
Navigators Group [a]	42,500	2,005,150
United Fire & Casualty	78,630	1,726,715

		8,256,810

Securities Brokers - 1.0%
Sanders Morris Harris Group	515,900	2,012,010
Thomas Weisel Partners Group [a]	281,400	1,007,412

		3,019,422

Total		14,385,551

Financial Services – 2.5%
Investment Management - 2.5%
Brait	744,000	823,907
CapMan Cl. B [a]	1,126,855	1,198,132
Deutsche Beteiligungs	197,700	2,460,359
Endeavour Financial [b]	722,900	860,049
Sprott Resource [a]	693,600	1,485,343
U.S. Global Investors Cl. A	112,300	546,901

Total		7,374,691

Health – 9.8%
Commercial Services - 0.2%
PDI [a]	197,700	601,008

Drugs and Biotech - 2.8%
DUSA Pharmaceuticals [a]	429,949	550,335
Dyax Corporation [a]	493,516	1,238,725
Fornix Biosciences	106,128	1,093,236
Genoptix [a]	22,300	608,344
Lexicon Pharmaceuticals [a]	1,718,686	1,873,368
Maxygen [a]	84,200	572,560
Orchid Cellmark [a]	884,200	548,204
ULURU [a]	2,077,690	373,984
Vetoquinol	69,000	1,191,809
YM Biosciences [a]	737,800	287,742

		8,338,307

Health Services - 2.4%
Bio-Imaging Technologies [a]	272,023	935,759
Computer Programs and Systems	81,400	2,708,178
CorVel Corporation [a]	66,225	1,339,069
LCA-Vision [a,b]	287,381	836,279
U.S. Physical Therapy [a]	141,960	1,374,173

		7,193,458

Medical Products and Devices - 4.4%
Anika Therapeutics [a]	133,252	608,962
Bruker Corporation [a]	178,406	1,098,981
Cerus Corporation [a]	400,000	272,000
Cynosure Cl. A [a]	168,900	1,028,601
Exactech [a]	88,900	1,021,461
Merit Medical Systems [a]	42,000	512,820
Neogen Corporation [a]	119,950	2,618,508
NMT Medical [a,b]	174,800	139,840
SenoRx [a]	322,687	1,116,497
Shamir Optical Industry [a]	145,700	438,557
Solta Medical [a]	306,900	196,416
STRATEC Biomedical Systems	36,000	515,295
Syneron Medical [a]	282,994	1,678,154
Young Innovations	131,465	2,037,708

		13,283,800

Total		29,416,573

Industrial Products – 11.5%
Automotive - 1.3%
ATC Technology [a]	140,300	1,571,360
Landi Renzo	731,000	2,177,621

		3,748,981

Building Systems and Components - 2.4%
AAON	173,604	3,145,705
Drew Industries [a]	283,633	2,461,934
LSI Industries	308,599	1,595,457

		7,203,096

Industrial Components - 0.8%
Graham Corporation	154,900	1,389,453
Orion Energy Systems [a,b]	205,600	906,696

		2,296,149

Machinery - 2.0%
Burckhardt Compression Holding	17,500	1,629,190
Kadant [a]	140,000	1,612,800
Key Technology [a]	188,229	1,656,415
Manitou BF [a]	82,000	528,551
Technotrans [a]	142,700	597,308

		6,024,264

Metal Fabrication and Distribution - 2.1%
Castle (A.M.) & Co.	18,500	165,020
Foster (L.B.) Company Cl. A [a]	90,976	2,258,934
Olympic Steel	207,700	3,150,809
Samuel Manu-Tech	243,800	773,477

		6,348,240

Miscellaneous Manufacturing - 0.9%
PMFG [a]	88,641	698,491
Semperit AG Holding	103,500	2,007,609

		2,706,100

Pumps, Valves and Bearings - 0.8%
Pfeiffer Vacuum Technology	42,100	2,490,405

Specialty Chemicals and Materials - 1.2%
American Vanguard	164,133	2,117,316
Phoscan Chemical [a]	1,681,800	386,835
Victrex	160,000	1,161,984

		3,666,135

Total		34,483,370

Industrial Services – 15.1%
Commercial Services - 6.8%
Barrett Business Services	84,099	809,033
Begbies Traynor	823,000	1,393,368
Brunel International	109,000	1,374,143
CRA International [a]	60,106	1,134,801
Electro Rent	148,200	1,428,648
Exponent [a]	128,988	3,267,266
Forrester Research [a]	44,200	908,752
GP Strategies [a]	389,700	1,387,332
Healthcare Locums	410,000	751,142
Heritage-Crystal Clean [a]	65,800	490,868
Intersections [a]	279,945	1,492,107
Kforce [a]	524,991	3,690,687
Lincoln Educational Services [a]	102,735	1,882,105
Willdan Group [a]	277,700	463,759

		20,474,011

Engineering and Construction - 2.4%
Cavco Industries [a]	144,881	3,419,191
Layne Christensen [a]	59,800	960,986
Sterling Construction [a]	166,700	2,973,928

		7,354,105

Food, Tobacco and Agriculture - 0.7%
Zapata Corporation [a]	344,300	1,965,953

Industrial Distribution - 0.3%
Houston Wire & Cable	119,900	929,225

Printing - 2.0%
Courier Corporation	159,618	2,421,405
CSS Industries	84,300	1,433,100
Domino Printing Sciences	349,352	942,451
Ennis	126,600	1,121,676

		5,918,632

Transportation and Logistics - 2.9%
Euroseas	422,749	1,627,584
Marten Transport [a]	115,149	2,150,983
Patriot Transportation Holding [a]	61,281	3,819,032
Vitran Corporation [a]	224,050	1,178,503

		8,776,102

Total		45,418,028

Natural Resources – 17.2%
Energy Services - 4.4%
Boots & Coots International Well Control [a]	1,271,500	1,589,375
Dawson Geophysical [a]	89,502	1,208,277
Gulf Island Fabrication	81,900	656,019
Lamprell	1,426,100	1,338,609
OYO Geospace [a]	65,308	852,922
Pioneer Drilling [a]	145,900	478,552
Savanna Energy Services	86,084	348,214
Superior Well Services [a]	131,100	672,543
T-3 Energy Services [a]	116,045	1,367,010
Tesco Corporation [a]	152,980	1,196,304
TGC Industries [a]	614,625	1,346,029
Total Energy Services Trust	570,900	1,516,906
World Energy Solutions [a]	2,307,000	722,767

		13,293,527

Oil and Gas - 1.2%
Approach Resources [a]	235,200	1,458,240
Gran Tierra Energy [a]	560,100	1,405,851
Kodiak Oil & Gas [a]	686,800	247,248
Pearl Exploration and Production [a]	697,000	503,070
PetroCorp [a,c]	163,200	0

		3,614,409

Precious Metals and Mining - 10.9%
Alamos Gold [a]	423,500	3,046,593
Alexco Resource [a]	527,500	698,703
Allied Nevada Gold [a]	683,529	3,998,645
Aquiline Resources [a]	1,146,900	2,456,083
Bear Creek Mining [a]	338,200	442,600
Centamin Egypt [a]	888,600	761,174
Crosshair Exploration & Mining [a]	1,299,500	155,940
Eldorado Gold [a]	183,000	1,647,000
Endeavour Silver [a,b]	586,300	908,765
Entree Gold [a,b]	988,700	1,225,988
Fronteer Development Group [a]	1,171,800	2,835,756
Gammon Gold [a]	244,847	1,584,160
Great Basin Gold [a]	1,086,500	1,396,042
Greystar Resources [a]	414,100	1,346,613
Horsehead Holding [a]	335,300	1,844,150
Lumina Copper [a]	1,004,400	438,150
Midway Gold [a]	782,900	347,735
Minco Silver [a]	843,000	802,348
Quaterra Resources [a,b]	542,500	279,683
Red Back Mining [a]	234,000	1,512,611
Rusoro Mining [a]	712,000	310,597
Silvercorp Metals	1,100,100	2,497,227
US Gold [a,b]	836,796	1,707,064
Western Copper [a]	1,611,200	479,220

		32,722,847

Real Estate - 0.7%
Kennedy-Wilson [a]	74,000	2,035,000

Total		51,665,783

Technology – 17.3%
Aerospace and Defense - 0.8%
American Science & Engineering	10,244	571,615
Ducommun	115,800	1,683,732

		2,255,347

Components and Systems - 1.5%
LaCie	297,079	745,449
SMART Modular Technologies (WWH) [a]	594,340	820,189
Super Micro Computer [a]	291,011	1,431,774
Vaisala Cl. A	21,730	611,928
Xyratex [a]	417,000	917,400

		4,526,740

Distribution - 0.6%
Diploma	1,278,000	1,691,150

IT Services - 0.7%
Neurones	328,000	2,113,898

Semiconductors and Equipment - 8.0%
Advanced Energy Industries [a]	160,200	1,206,306
ATMI [a]	183,900	2,837,577
CEVA [a]	379,500	2,762,760
GSI Group [a]	367,254	348,891
GSI Technology [a]	482,500	1,196,600
Ikanos Communications [a]	309,400	439,348
Rubicon Technology [a,b]	169,170	898,293
Rudolph Technologies [a]	188,800	572,064
Semitool [a]	317,400	882,372
Sigma Designs [a,b]	194,725	2,422,379
Smartrac [a]	85,000	1,062,834
STEC [a,b]	208,800	1,538,856
Supertex [a]	140,300	3,240,930
TTM Technologies [a]	484,800	2,811,840
Wolfson Microelectronics [a]	1,265,200	1,911,492

		24,132,542

Software - 1.8%
Double-Take Software [a]	248,850	1,682,226
Fundtech [a]	184,900	1,575,348
Pervasive Software [a]	304,400	1,187,160
Phoenix Technologies [a]	334,188	541,385
PLATO Learning [a]	73,055	130,038
SeaChange International [a]	55,000	314,600

		5,430,757

Telecommunications - 3.9%
Anaren [a]	367,400	4,019,356
Atlantic Tele-Network	165,550	3,175,249
Ceragon Networks [a]	376,702	1,600,984
Digi International [a]	265,200	2,034,084
KVH Industries [a]	199,400	989,024

		11,818,697

Total		51,969,131

Miscellaneous [d] – 1.3%
Total		3,858,904

TOTAL COMMON STOCKS
(Cost $468,183,849)		280,411,828

PREFERRED STOCK – 0.5%
Kennedy-Wilson Conv. [c,e]
(Cost $2,408,000)	2,408	1,576,665

REPURCHASE AGREEMENT – 6.1%
State Street Bank & Trust Company,
0.13% dated 3/31/09, due 4/1/09,
maturity value $18,391,066 (collateralized
by obligations of various U.S. Government
Agencies, 3.375% due 4/15/09, valued at $18,851,438)
(Cost $18,391,000)		18,391,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $5,912,351)		5,912,351

TOTAL INVESTMENTS – 102.1%
(Cost $494,895,200)		306,291,844

LIABILITIES LESS CASH AND OTHER ASSETS – (2.1)%		(6,428,284)

NET ASSETS – 100.0%		$299,863,560

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND – SMALL-CAP PORTFOLIO
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.3%

Consumer Products – 7.3%
Apparel, Shoes and Accessories - 3.7%
Guess?	57,100	$1,203,668
Steven Madden [a]	245,428	4,609,138
Wolverine World Wide	255,902	3,986,953

		9,799,759

Health, Beauty and Nutrition - 3.6%
Inter Parfums	316,296	1,844,006
NBTY [a]	293,500	4,132,480
Nu Skin Enterprises Cl. A	179,400	1,881,906
Nutraceutical International [a]	285,104	1,910,197

		9,768,589

Total		19,568,348

Consumer Services – 10.7%
Leisure and Entertainment - 2.4%
International Speedway Cl. A	137,400	3,031,044
World Wrestling Entertainment Cl. A	287,659	3,319,585

		6,350,629

Restaurants and Lodgings - 0.2%
Ark Restaurants [a]	65,332	604,974

Retail Stores - 8.1%
Abercrombie & Fitch Cl. A	170,700	4,062,660
American Eagle Outfitters	323,800	3,963,312
Buckle (The)	157,900	5,041,747
Cato Corporation (The) Cl. A	240,900	4,403,652
Dress Barn (The) [a]	350,600	4,308,874

		21,780,245

Total		28,735,848

Financial Intermediaries – 15.3%
Insurance - 12.8%
American Safety Insurance Holdings [a]	213,060	2,452,321
Amerisafe [a]	65,000	995,800
Aspen Insurance Holdings	242,400	5,444,304
EMC Insurance Group	74,919	1,578,543
Harleysville Group	96,273	3,062,444
Max Capital Group	223,903	3,860,088
Meadowbrook Insurance Group	507,700	3,096,970
Montpelier Re Holdings [b]	328,077	4,251,878
Reinsurance Group of America	141,900	4,596,141
State Auto Financial	53,351	938,977
Validus Holdings [b]	166,700	3,947,456

		34,224,922

Securities Brokers - 2.5%
Knight Capital Group Cl. A [a]	457,400	6,742,076

Total		40,966,998

Financial Services – 1.8%
Investment Management - 1.8%
Federated Investors Cl. B	214,500	4,774,770

Total		4,774,770

Health – 4.4%
Drugs and Biotech - 1.0%
Obagi Medical Products [a,b]	519,953	2,797,347

Health Services - 2.1%
MEDNAX [a]	100,100	2,949,947
U.S. Physical Therapy [a]	270,600	2,619,408

		5,569,355

Medical Products and Devices - 1.3%
Home Diagnostics [a]	494,755	2,805,261
Palomar Medical Technologies [a]	82,454	598,616

		3,403,877

Total		11,770,579

Industrial Products – 16.1%
Automotive - 1.9%
ATC Technology [a]	271,359	3,039,221
Dorman Products [a]	208,259	1,943,056

		4,982,277

Building Systems and Components - 1.4%
Drew Industries [a]	135,900	1,179,612
Simpson Manufacturing	139,485	2,513,520

		3,693,132

Industrial Components - 0.2%
Bel Fuse Cl. A	49,762	618,542

Machinery - 4.5%
Astec Industries [a]	113,400	2,974,482
Lincoln Electric Holdings	78,300	2,481,327
Robbins & Myers	206,300	3,129,571
Rofin-Sinar Technologies [a]	161,494	2,603,283
Woodward Governor	69,100	772,538

		11,961,201

Metal Fabrication and Distribution - 2.8%
Carpenter Technology	86,600	1,222,792
Schnitzer Steel Industries Cl. A	59,700	1,873,983
Sims Metal Management ADR [b]	232,470	2,771,043
Universal Stainless & Alloy Products [a]	181,376	1,753,906

		7,621,724

Paper and Packaging - 1.0%
AptarGroup	88,800	2,765,232

Pumps, Valves and Bearings - 4.3%
Gardner Denver [a]	251,049	5,457,805
IDEX Corporation	129,300	2,827,791
Kaydon Corporation	117,800	3,219,474

		11,505,070

Total		43,147,178

Industrial Services – 10.3%
Commercial Services - 8.0%
Barrett Business Services	206,426	1,985,818
Heidrick & Struggles International	227,500	4,035,850
Kforce [a]	484,000	3,402,520
Korn/Ferry International [a]	468,900	4,248,234
ManTech International Cl. A [a]	18,300	766,770
MAXIMUS	10,500	418,530
Resources Connection [a]	229,400	3,459,352
TrueBlue [a]	372,800	3,075,600

		21,392,674

Industrial Distribution - 0.8%
Applied Industrial Technologies	118,500	1,999,095

Transportation and Logistics - 1.5%
Star Bulk Carriers [a,b]	614,253	1,363,642
Tidewater	74,200	2,755,046

		4,118,688

Total		27,510,457

Natural Resources – 12.1%
Energy Services - 8.4%
Ensign Energy Services	276,200	2,392,214
Helmerich & Payne	126,400	2,878,128
Major Drilling Group International	73,600	705,178
Oil States International [a]	330,500	4,435,310
Patterson-UTI Energy	212,500	1,904,000
Pioneer Drilling [a]	566,864	1,859,314
Rowan Companies [a]	210,900	2,524,473
RPC	29,700	196,911
Superior Well Services [a]	42,605	218,564
Trican Well Service	151,400	773,331
Unit Corporation [a]	223,300	4,671,436

		22,558,859

Oil and Gas - 1.1%
Cimarex Energy	163,518	3,005,461

Precious Metals and Mining - 2.6%
Agnico-Eagle Mines	55,500	3,159,060
Pan American Silver [a]	124,900	2,175,758
Red Back Mining [a]	238,000	1,538,467

		6,873,285

Total		32,437,605

Technology – 12.8%
Components and Systems - 4.6%
MKS Instruments [a]	243,300	3,569,211
MTS Systems	111,109	2,527,730
Rimage Corporation [a]	257,045	3,431,551
Super Micro Computer [a]	602,562	2,964,605

		12,493,097

IT Services - 1.2%
Total System Services	235,000	3,245,350

Semiconductors and Equipment - 3.5%
Advanced Energy Industries [a]	310,002	2,334,315
Entegris [a]	418,795	360,164
OmniVision Technologies [a]	292,214	1,963,678
Techwell [a]	11,253	71,006
Varian Semiconductor Equipment Associates [a]	122,800	2,659,848
Verigy [a]	230,300	1,899,975

		9,288,986

Telecommunications - 3.5%
Comtech Telecommunications [a]	191,566	4,745,090
NETGEAR [a]	388,300	4,679,015

		9,424,105

Total		34,451,538

Miscellaneous [d] – 2.5%
Total		6,855,555

TOTAL COMMON STOCKS
(Cost $355,361,600)		250,218,876

REPURCHASE AGREEMENT – 6.3%
State Street Bank & Trust Company,
0.13% dated 3/31/09, due 4/1/09,
maturity value $16,748,060 (collateralized
by obligations of various U.S. Government
Agencies, due 5/29/09, valued at $17,171,410)
(Cost $16,748,000)		16,748,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $5,435,415)		5,435,415

TOTAL INVESTMENTS – 101.6%
(Cost $377,545,015)		272,402,291

LIABILITIES LESS CASH AND OTHER ASSETS – (1.6)%		(4,289,703)

NET ASSETS – 100.0%		$268,112,588

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2009. Total market value of loaned securities as of March 31, 2009 was as follows:

Fund	Market Value

Micro-Cap Portfolio	$5,844,534
Small-Cap Portfolio	5,114,249

[c]
Securities for which market quotations are not readily available represent 0.5% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

[d]	Includes securities first acquired in 2009 and less than 1% of net assets.
[e]
This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.

		Number	Acquisition		Fair Value at	Percent of Net	Distributions
Fund	Security	of Shares	Dates	Cost	3/31/09	Assets	Received

Micro-Cap Portfolio	Kennedy-Wilson Conv.	2,408	05/08, 09/08	$2,408,000	$1,576,665	0.5%	$42,140

TAX INFORMATION:
At March 31, 2009, unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$495,111,144	$(188,819,300)	$23,343,412	$212,162,712
Small-Cap Portfolio	377,606,315	(105,204,024)	9,491,334	114,695,358

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio	$202,647,224	$102,067,955	$1,576,665	$306,291,844
Small-Cap Portfolio	244,809,685	27,592,606	-	272,402,291

Level 3 Reconciliation:

		Change in unrealized
	Balance as of 12/31/08	appreciation (depreciation)	Purchases	Balance as of 3/31/09

Micro-Cap Portfolio	$1,949,331	$(372,666)	-	$1,576,665

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)              The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

      Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 26, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: May 26, 2009